PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
5.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	As of March 31,
	2016	2017
	$	$

At cost:
Machinery and equipment	12,205	12,386
Furniture and fixtures	441	442
Leasehold improvements	493	506
Motor vehicles	153	153

Total	13,292	13,487
Less: Accumulated depreciation and impairment	(12,171)	(12,533)

Property, plant and equipment, net	1,121	954

Depreciation expense incurred for the years ended March 31, 2015, 2016 and 2017 were $393, $317 and $266, respectively.

Write off of property, plant and equipment amounting to $nil, $117 and $nil during the years ended March 31, 2015, 2016 and 2017, respectively.